Patents and Licenses (Tables)	9 Months Ended
Sep. 30, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of patents and licenses

The following tables provide information regarding patents and licenses (dollars in thousands):

	September 30, 2019			December 31, 2018
Weighted Average Original Life (years)	Gross Carrying Amount	Accumulated Amortization	Weighted Average Original Life (years)	Gross Carrying Amount	Accumulated Amortization
15.67	$13,840	$12,271	15.67	$13,840	$12,181

Schedule of future amortization expense	Estimated future amortization expense for each of the years set forth below ending December 31 is as follows (in thousands): 2020 $ 119 2021 $ 119 2022 $ 117 2023 $ 113 2024 $ 113